Award Timing Disclosure	12 Months Ended
	Mar. 31, 2024	Oct. 09, 2023 USD ($) Securities $ / shares	Apr. 13, 2023 USD ($) Securities $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
Grant approval for executive officers occurs at regularly scheduled meetings of the Committee. The timing of grants is not coordinated with the release of material non-public
information, and the Committee does not take material nonpublic information into account when determining the timing and terms of awards. Stock option awards are priced at fair market value on the date of grant (as defined under our equity plan) and awards of restricted stock units are also made in accordance with the terms of our equity plan.
In addition to grants made as part of our annual equity grant process for our current employees, grants may also be made during the year to newly hired employees as part of the in-hire
compensation package, as well as to existing employees for purposes of retention, as part of a special incentive program or in recognition of special achievements. In the event of newly hired employees or retention and recognition awards to existing employees, those grants are generally made once per quarter. Any such grants to executive officers are generally approved at regularly scheduled meetings of the Committee or the Board, except under extraordinary circumstances.
We do not grant
“re-load”
options, make loans to executive officers for any purpose, including to exercise stock options, nor do we grant stock options at a discount.
The following table sets forth information regarding option grants made to the Named Executive Officers during fiscal year 2024 within the period commencing four business days prior to and ending one business day following the filing by the company of a Form
10-K,
10-Q
or Form
8-K
containing material
non-public
information as required under Item 4.02(x) of Regulation
S-K:

Name and Principal Position	Grant Date	Number of Securities Underlying the Award (1)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award (2)

Percentage Increase (Decrease) in the
Closing Market Price of the Securities
Underlying the Award between the
 Trading Day Ending Immediately Prior to
the Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following the
Disclosure of Material Nonpublic
Information

Mark Dankberg Chairman and Chief Executive Officer	10/09/2023	150,000 (1)	15.96	2,002,500	17.46%
K. Guru Gowrappan	04/13/2023	307,923 (3)	34.43	8,132,246	(1.42%)
President	10/09/2023	150,000 (1)	15.96	2,002,500	17.46%
Shawn Duffy Senior Vice President and Chief Financial Officer	10/09/2023	43,500 (1)	15.96	580,725	17.46%
Kevin Harkenrider Executive Vice President, Chief Operating Officer and Chief Corporate Officer	10/09/2023	43,500 (1)	15.96	580,725	17.46%
Craig Miller President, Global Space Networks	10/09/2023	50,000 (1)	15.96	667,500	17.46%
David Ryan Former President, Space and Commercial Networks	—	—	—		—

(1)
Represents the performance-based stock options that will become eligible to vest in part dependent on continued service over a three-year time-based vesting schedule, and (b) in part dependent on the company’s achievement of stock price hurdles over the same three-year performance period ending October 9, 2026. The number of options that will ultimately become vested and exercisable at the end of the three-year vesting schedule will range from 0% to 250% of the target number of options. The performance-based stock options must be vested under both the time-based vesting schedule and the performance-based vesting conditions to become exercisable by the Named Executive Officer. The performance-based stock options are reflected in the table above at “target” performance levels.

(2)
This column represents the grant date fair value, calculated in accordance with SEC rules, of each equity award. These amounts generally reflect the amount that we expect to expense in our financial statements over the award’s vesting schedule, and do not correspond to the actual value that will be realized by the Named Executive Officers. The grant date fair value of the performance-based stock options was calculated using a Monte Carlo simulation which considered the likelihood of achieving the vesting conditions. For additional information on the valuation assumptions used in the calculation of these amounts, refer to note 9 to the financial statements included in our annual report on Form
10-K
for the fiscal year ended March 31, 2024, as filed with the SEC.

(3)
Represents the performance-based stock options that will become eligible to vest (a) in part dependent on Mr. Gowrappan’s continued service over a four-year time-based vesting schedule, and (b) in part dependent on a comparison over the four-year performance period ending March 31 of the fourth year after the date of grant of our TSR to the TSR of the companies included in the S&P MidCap 400 Index. The number of options that will ultimately become vested and exercisable at the end of the four-year vesting schedule will range from 0% to 175% of the target number of options based on the Company’s relative TSR ranking for the four-year performance period ending March 31 of the fourth year after the date of grant. The performance-based stock options must be vested under both the time-based vesting schedule and the performance-based vesting conditions to become exercisable by Mr. Gowrappan. The performance-based stock options are reflected in the table above at “target” performance levels.

Awards Close in Time to MNPI Disclosures, Table
The following table sets forth information regarding option grants made to the Named Executive Officers during fiscal year 2024 within the period commencing four business days prior to and ending one business day following the filing by the company of a Form
10-K,
10-Q
or Form
8-K
containing material
non-public
information as required under Item 4.02(x) of Regulation
S-K:

Name and Principal Position	Grant Date	Number of Securities Underlying the Award (1)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award (2)

Percentage Increase (Decrease) in the
Closing Market Price of the Securities
Underlying the Award between the
 Trading Day Ending Immediately Prior to
the Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following the
Disclosure of Material Nonpublic
Information

Mark Dankberg Chairman and Chief Executive Officer	10/09/2023	150,000 (1)	15.96	2,002,500	17.46%
K. Guru Gowrappan	04/13/2023	307,923 (3)	34.43	8,132,246	(1.42%)
President	10/09/2023	150,000 (1)	15.96	2,002,500	17.46%
Shawn Duffy Senior Vice President and Chief Financial Officer	10/09/2023	43,500 (1)	15.96	580,725	17.46%
Kevin Harkenrider Executive Vice President, Chief Operating Officer and Chief Corporate Officer	10/09/2023	43,500 (1)	15.96	580,725	17.46%
Craig Miller President, Global Space Networks	10/09/2023	50,000 (1)	15.96	667,500	17.46%
David Ryan Former President, Space and Commercial Networks	—	—	—		—

(1)
Represents the performance-based stock options that will become eligible to vest in part dependent on continued service over a three-year time-based vesting schedule, and (b) in part dependent on the company’s achievement of stock price hurdles over the same three-year performance period ending October 9, 2026. The number of options that will ultimately become vested and exercisable at the end of the three-year vesting schedule will range from 0% to 250% of the target number of options. The performance-based stock options must be vested under both the time-based vesting schedule and the performance-based vesting conditions to become exercisable by the Named Executive Officer. The performance-based stock options are reflected in the table above at “target” performance levels.

(2)
This column represents the grant date fair value, calculated in accordance with SEC rules, of each equity award. These amounts generally reflect the amount that we expect to expense in our financial statements over the award’s vesting schedule, and do not correspond to the actual value that will be realized by the Named Executive Officers. The grant date fair value of the performance-based stock options was calculated using a Monte Carlo simulation which considered the likelihood of achieving the vesting conditions. For additional information on the valuation assumptions used in the calculation of these amounts, refer to note 9 to the financial statements included in our annual report on Form
10-K
for the fiscal year ended March 31, 2024, as filed with the SEC.

(3)
Represents the performance-based stock options that will become eligible to vest (a) in part dependent on Mr. Gowrappan’s continued service over a four-year time-based vesting schedule, and (b) in part dependent on a comparison over the four-year performance period ending March 31 of the fourth year after the date of grant of our TSR to the TSR of the companies included in the S&P MidCap 400 Index. The number of options that will ultimately become vested and exercisable at the end of the four-year vesting schedule will range from 0% to 175% of the target number of options based on the Company’s relative TSR ranking for the four-year performance period ending March 31 of the fourth year after the date of grant. The performance-based stock options must be vested under both the time-based vesting schedule and the performance-based vesting conditions to become exercisable by Mr. Gowrappan. The performance-based stock options are reflected in the table above at “target” performance levels.

Awards Close in Time to MNPI Disclosures
Name		Mark Dankberg
Underlying Securities | Securities		150,000
Exercise Price | $ / shares		$ 15.96
Fair Value as of Grant Date | $		$ 2,002,500
Underlying Security Market Price Change		17.46
K. Guru Gowrappan [Member]
Awards Close in Time to MNPI Disclosures
Name		K. Guru Gowrappan
Underlying Securities | Securities		150,000	307,923
Exercise Price | $ / shares		$ 15.96	$ 34.43
Fair Value as of Grant Date | $		$ 2,002,500	$ 8,132,246
Underlying Security Market Price Change		17.46	(1.42)
Shawn Duffy [Member]
Awards Close in Time to MNPI Disclosures
Name		Shawn Duffy
Underlying Securities | Securities		43,500
Exercise Price | $ / shares		$ 15.96
Fair Value as of Grant Date | $		$ 580,725
Underlying Security Market Price Change		17.46
Kevin Harkenrider [Member]
Awards Close in Time to MNPI Disclosures
Name		Kevin Harkenrider
Underlying Securities | Securities		43,500
Exercise Price | $ / shares		$ 15.96
Fair Value as of Grant Date | $		$ 580,725
Underlying Security Market Price Change		17.46
Craig Miller [Member]
Awards Close in Time to MNPI Disclosures
Name		Craig Miller
Underlying Securities | Securities		50,000
Exercise Price | $ / shares		$ 15.96
Fair Value as of Grant Date | $		$ 667,500
Underlying Security Market Price Change		17.46
David Ryan [Member]
Awards Close in Time to MNPI Disclosures
Name		David Ryan